Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
As Reported [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Diluted loss per share	$ (9.43)	$ (26.26)
Adjustment [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Diluted loss per share	(1.20)	$ 0.50
Adjusted [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Diluted loss per share	$ (10.63)